FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2019
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Schedule of assets and liabilities measured at fair value

	Level 1	Level 3	Total
	U.S. dollars in thousands
June 30, 2019:
Assets -
Financial assets at fair value through profit or loss	16,471	—	16,471
Liabilities -
Derivative financial instruments	—	13	13
December 31, 2018:
Assets -
Financial assets at fair value through profit or loss	15,909	—	15,909
Liabilities -
Derivative financial instruments	—	344	344

Schedule of change in derivative liabilities measured at Level 3

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2019	2018	2019	2018
	U.S. dollars in thousands
Balance at beginning of the period	1,317	398	344	448
Fair value adjustments recognized in profit or loss	(1,304)	1,667	(331)	1,617
Balance at end of the period	13	2,065	13	2,065